Basis of preparation and presentation (Details) - Schedule of straight-line method over their estimated useful lives	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Buildings and improvements [Member]
Basis of preparation and presentation (Details) - Schedule of straight-line method over their estimated useful lives [Line Items]
Annual depreciation rates %	3.00%	3.00%
Equipment And Facilities [Member]
Basis of preparation and presentation (Details) - Schedule of straight-line method over their estimated useful lives [Line Items]
Annual depreciation rates %	7.00%	7.00%	10.00%
Vehicles and agricultural machinery [Member]
Basis of preparation and presentation (Details) - Schedule of straight-line method over their estimated useful lives [Line Items]
Annual depreciation rates %	7.00%	7.00%
Furniture And Fixtures [Member]
Basis of preparation and presentation (Details) - Schedule of straight-line method over their estimated useful lives [Line Items]
Annual depreciation rates %	10.00%	10.00%	10.00%
Opening of areas [Member]
Basis of preparation and presentation (Details) - Schedule of straight-line method over their estimated useful lives [Line Items]
Annual depreciation rates %	5.00%	5.00%
Permanent cultures [Member]
Basis of preparation and presentation (Details) - Schedule of straight-line method over their estimated useful lives [Line Items]
Annual depreciation rates %	20.00%	20.00%
Bottom of range [member] | Buildings and improvements [Member]
Basis of preparation and presentation (Details) - Schedule of straight-line method over their estimated useful lives [Line Items]
Annual depreciation rates %			2.00%
Bottom of range [member] | Vehicles and agricultural machinery [Member]
Basis of preparation and presentation (Details) - Schedule of straight-line method over their estimated useful lives [Line Items]
Annual depreciation rates %			13.00%
Bottom of range [member] | Opening of areas [Member]
Basis of preparation and presentation (Details) - Schedule of straight-line method over their estimated useful lives [Line Items]
Annual depreciation rates %			5.00%
Bottom of range [member] | Permanent cultures [Member]
Basis of preparation and presentation (Details) - Schedule of straight-line method over their estimated useful lives [Line Items]
Annual depreciation rates %			16.00%
Top of range [member] | Buildings and improvements [Member]
Basis of preparation and presentation (Details) - Schedule of straight-line method over their estimated useful lives [Line Items]
Annual depreciation rates %			25.00%
Top of range [member] | Vehicles and agricultural machinery [Member]
Basis of preparation and presentation (Details) - Schedule of straight-line method over their estimated useful lives [Line Items]
Annual depreciation rates %			20.00%
Top of range [member] | Opening of areas [Member]
Basis of preparation and presentation (Details) - Schedule of straight-line method over their estimated useful lives [Line Items]
Annual depreciation rates %			20.00%
Top of range [member] | Permanent cultures [Member]
Basis of preparation and presentation (Details) - Schedule of straight-line method over their estimated useful lives [Line Items]
Annual depreciation rates %			27.00%